Share Based Compensation - Summary of Black-Scholes assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Dividend yield	0.00%		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of shares options (in years)	5 years 9 months 18 days	5 years 6 months	5 years 9 months 18 days
Expected volatility	40.60%	38.30%	39.20%
Risk-free interest rate	0.60%	0.40%	1.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of shares options (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	45.60%	41.10%	39.50%
Risk-free interest rate	1.40%	1.60%	2.60%